Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	€ 50,080	€ 21,770
Loans and advances to customers	693,285	683,611
Deposits from banks	20,891	16,723
Customer deposits	738,028	691,661
Debt securities in issue	151,016	142,367
Subordinated loans	16,566	17,878
Financial liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	20,687	16,499
Customer deposits	738,021	691,287
Debt securities in issue	151,613	142,905
Subordinated loans	16,926	18,357
Financial liabilities	927,248	869,048
Financial liabilities | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks
Customer deposits
Debt securities in issue	78,330	79,254
Subordinated loans	16,575	17,968
Financial liabilities	94,906	97,221
Financial liabilities | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	9,828	8,208
Customer deposits	82,524	61,916
Debt securities in issue	71,301	61,651
Subordinated loans	350	389
Financial liabilities	164,003	132,164
Financial liabilities | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	3,894	3,943
Customer deposits	43,890	46,984
Debt securities in issue	1,982	2,000
Subordinated loans
Financial liabilities	49,766	52,927
Financial liabilities | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	20,891	16,723
Customer deposits	738,028	691,661
Debt securities in issue	151,016	142,367
Subordinated loans	16,566	17,878
Financial liabilities	926,501	868,630
Financial liabilities | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Deposits from banks	6,966	4,348
Customer deposits	611,607	582,387
Debt securities in issue
Subordinated loans
Financial liabilities	618,573	586,735
Financial Assets
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	50,044	21,766
Loans and advances to customers	677,357	667,410
Securities at amortised cost	52,349	48,303
Financial assets	779,750	737,479
Financial Assets | Level 1
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks
Loans and advances to customers
Securities at amortised cost	44,609	42,871
Financial assets	44,609	42,871
Financial Assets | Level 2
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	42,891	15,614
Loans and advances to customers	12,328	18,626
Securities at amortised cost	4,803	2,908
Financial assets	60,022	37,149
Financial Assets | Level 3
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	3,206	2,957
Loans and advances to customers	644,638	630,493
Securities at amortised cost	2,938	2,523
Financial assets	650,782	635,973
Financial Assets | Carrying Amount
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	50,080	21,770
Loans and advances to customers	693,285	683,611
Securities at amortised cost	53,805	50,273
Financial assets	797,169	755,655
Financial Assets | Carrying amount presented as fair value
Disclosure of fair value measurement of assets and liabilities [Line Items]
Loans and advances to banks	3,947	3,195
Loans and advances to customers	20,391	18,291
Securities at amortised cost
Financial assets	€ 24,338	€ 21,486